Schedule of investments
Macquarie VIP Corporate Bond Series
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	3,185	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Collateralized Loan Obligations — 0.51%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 6.025% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	1,200,000	1,203,289
Davis Park CLO Series 2022-1A BR 144A 6.018% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	1,180,000	1,183,264
Total Collateralized Loan Obligations (cost $2,380,000)		2,386,553

Corporate Bonds — 96.07%
Banking — 22.76%
Ally Financial 5.737% 5/15/29 μ	2,345,000	2,400,885
Bank of America
5.518% 10/25/35 μ	3,513,000	3,599,766
6.204% 11/10/28 μ	345,000	359,608
6.25% 7/26/30 μ, ψ	3,255,000	3,299,517
6.625% 5/1/30 μ, ψ	1,155,000	1,203,064

Barclays 9.625% 12/15/29 μ, ψ	2,890,000	3,286,138
Citigroup
4.952% 5/7/31 μ	4,120,000	4,199,523
5.174% 9/11/36 μ	1,755,000	1,773,494
6.875% 8/15/30 μ, ψ	1,035,000	1,067,755

Citizens Financial Group 4.00% 10/6/26 μ, ψ	646,000	633,990
Credit Agricole 144A 4.818% 9/25/33 #, μ	2,690,000	2,674,345
Deutsche Bank
4.95% 8/4/31 μ	1,580,000	1,595,282
5.297% 5/9/31 μ	1,460,000	1,495,874
6.819% 11/20/29 μ	2,061,000	2,204,974
7.146% 7/13/27 μ	2,185,000	2,231,961
Goldman Sachs Group
5.218% 4/23/31 μ	2,320,000	2,399,610
6.125% 11/10/34 μ, ψ	1,587,000	1,612,746
6.484% 10/24/29 μ	2,880,000	3,065,296

Huntington Bancshares 6.25% 10/15/30 μ, ψ	1,430,000	1,427,735
JPMorgan Chase & Co.
5.576% 7/23/36 μ	2,295,000	2,380,849
6.254% 10/23/34 μ	3,565,000	3,929,781
Morgan Stanley
5.664% 4/17/36 μ	1,225,000	1,293,031
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
6.407% 11/1/29 μ	2,511,000	$ 2,669,249
6.627% 11/1/34 μ	2,720,000	3,045,195
Morgan Stanley Private Bank
4.466% 7/6/28 μ	1,410,000	1,418,288
4.734% 7/18/31 μ	990,000	1,005,263

NatWest Group 5.115% 5/23/31 μ	3,875,000	3,974,865
NatWest Markets 144A 5.596% (SOFR + 1.19%) 3/21/30 #, •	4,730,000	4,859,606
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	1,165,000	1,183,097
PNC Bank 4.543% 5/13/27 μ	2,670,000	2,674,612
PNC Financial Services Group
3.40% 9/15/26 μ, ψ	1,220,000	1,185,935
5.373% 7/21/36 μ	1,955,000	2,012,592

Popular 7.25% 3/13/28	3,275,000	3,424,016
Royal Bank of Canada 6.50% 11/24/85 μ	1,815,000	1,798,997
Societe Generale 144A 5.439% 10/3/36 #, μ	2,155,000	2,151,520
Toronto-Dominion Bank 6.35% 10/31/85 μ	2,390,000	2,398,473
UBS Group
144A 4.398% 9/23/31 #, μ	1,020,000	1,016,764
144A 5.01% 3/23/37 #, μ	1,685,000	1,677,552
144A 7.00% 2/5/35 #, μ, ψ	1,905,000	1,943,974
144A 9.25% 11/13/28 #, μ, ψ	2,525,000	2,791,877
US Bancorp
2.491% 11/3/36 μ	2,300,000	1,983,371
5.046% 2/12/31 μ	1,825,000	1,872,330
6.787% 10/26/27 μ	2,960,000	3,039,654
Wells Fargo & Co.
4.078% 9/15/29 μ	1,235,000	1,231,318
4.892% 9/15/36 μ	3,230,000	3,224,802
5.15% 4/23/31 μ	1,440,000	1,485,488
5.244% 1/24/31 μ	1,360,000	1,407,413

Zions Bancorp 4.704% 8/18/28 μ	3,500,000	3,511,745
		107,123,220
Basic Industry — 2.88%
BHP Billiton Finance USA 5.75% 9/5/55	1,305,000	1,357,378
Dow Chemical 5.65% 3/15/36	3,535,000	3,554,183
International Paper
6.00% 11/15/41	814,000	848,448
7.30% 11/15/39	1,030,000	1,199,169

Smurfit Kappa Treasury 5.438% 4/3/34	1,110,000	1,152,520
Smurfit Westrock Financing DAC 5.418% 1/15/35	2,265,000	2,335,911
NQ- IV092 [0925] 1125 (4967888)    1

Schedule of investments
Macquarie VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Steel Dynamics
5.25% 5/15/35	1,850,000	$ 1,891,415
5.75% 5/15/55	1,210,000	1,235,495
		13,574,519
Brokerage — 4.82%
Blackstone Reg Finance 5.00% 12/6/34	2,545,000	2,572,886
Brookfield Asset Management 6.077% 9/15/55	1,300,000	1,349,876
Brookfield Finance 5.33% 1/15/36	2,585,000	2,599,647
Jefferies Financial Group
5.875% 7/21/28	445,000	463,419
6.20% 4/14/34	2,095,000	2,228,236
6.50% 1/20/43	810,000	870,202

KKR & Co. 5.10% 8/7/35	5,225,000	5,236,455
Raymond James Financial 5.65% 9/11/55	3,870,000	3,843,942
TPG Operating Group II 5.375% 1/15/36	3,500,000	3,510,601
		22,675,264
Capital Goods — 4.26%
Ashtead Capital 144A 1.50% 8/12/26 #	3,565,000	3,481,843
Boeing
6.388% 5/1/31	590,000	642,885
6.858% 5/1/54	1,760,000	2,008,975

Carlisle 5.25% 9/15/35	3,500,000	3,543,915
Ferguson Enterprises 4.35% 3/15/31	1,395,000	1,386,467
Northrop Grumman
4.03% 10/15/47	760,000	619,916
4.65% 7/15/30	1,575,000	1,602,764
4.75% 6/1/43	525,000	487,418
5.20% 6/1/54	1,615,000	1,539,009

United Rentals North America 144A 6.125% 3/15/34 #	2,885,000	3,003,496
Waste Management 5.35% 10/15/54	1,735,000	1,711,059
		20,027,747
Communications — 8.24%
AT&T
3.50% 9/15/53	3,275,000	2,267,074
5.375% 8/15/35	785,000	808,797
5.55% 11/1/45	1,250,000	1,238,315
5.70% 11/1/54	1,250,000	1,236,489
6.05% 8/15/56	780,000	809,060
SOFR01M SOFR03M 6.30% 1/15/38	2,845,000	3,097,786

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Charter Communications Operating 6.70% 12/1/55	1,150,000	$ 1,164,495
Meta Platforms 5.40% 8/15/54	1,395,000	1,379,331
Paramount Global 6.875% 4/30/36	625,000	663,265
Rogers Communications 5.30% 2/15/34	2,430,000	2,466,007
SoftBank
144A 4.699% 7/9/30 #	2,760,000	2,783,540
144A 5.332% 7/9/35 #	1,975,000	1,993,156

Sprint Capital 6.875% 11/15/28	2,740,000	2,947,811
Time Warner Cable 6.55% 5/1/37	4,953,000	5,154,509
T-Mobile USA
5.50% 1/15/55	2,550,000	2,467,915
5.875% 11/15/55	2,535,000	2,591,240
Verizon Communications
2.875% 11/20/50	1,540,000	983,701
5.25% 4/2/35	715,000	727,358
5.50% 2/23/54	3,420,000	3,371,223

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	638,316
		38,789,388
Consumer Cyclical — 5.43%
AutoZone 5.125% 6/15/30	1,412,000	1,457,985
General Motors 5.40% 4/1/48	1,645,000	1,501,079
General Motors Financial 5.625% 4/4/32	2,335,000	2,411,204
Gildan Activewear
144A 4.70% 10/7/30 #	1,115,000	1,113,776
144A 5.40% 10/7/35 #	1,895,000	1,896,201

Hyundai Capital America 144A 4.50% 9/18/30 #	4,055,000	4,037,461
Lowe's 4.25% 3/15/31	1,560,000	1,550,356
Royal Caribbean Cruises 5.375% 1/15/36	3,055,000	3,073,997
Uber Technologies
4.15% 1/15/31	2,405,000	2,384,539
4.80% 9/15/35	1,140,000	1,130,370
VICI Properties
144A 4.625% 12/1/29 #	805,000	797,373
4.95% 2/15/30	4,135,000	4,184,079
		25,538,420
Consumer Non-Cyclical — 8.02%
Bunge Limited Finance
2.75% 5/14/31	1,285,000	1,178,622
4.20% 9/17/29	3,025,000	3,016,079

Cigna Group 6.00% 1/15/56	1,870,000	1,941,243
CVS Health
5.00% 9/15/32	1,410,000	1,427,812
5.45% 9/15/35	1,675,000	1,705,257

2    NQ- IV092 [0925] 1125 (4967888)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
6.20% 9/15/55	1,500,000	$ 1,544,903
EMD Finance
144A 4.625% 10/15/32 #	2,780,000	2,777,176
144A 5.00% 10/15/35 #	2,110,000	2,111,540
GE HealthCare Technologies
4.80% 1/15/31	820,000	833,744
5.50% 6/15/35	3,365,000	3,490,010
HCA
5.45% 9/15/34	3,035,000	3,114,358
6.00% 4/1/54	1,195,000	1,198,149
6.20% 3/1/55	790,000	816,058

JBS USA Holding Lux 144A 6.25% 3/1/56 #	1,610,000	1,652,890
Royalty Pharma 5.95% 9/25/55	1,395,000	1,401,945
Stryker 5.20% 2/10/35	3,415,000	3,523,052
Sysco
5.10% 9/23/30	3,865,000	3,986,945
5.40% 3/23/35	1,975,000	2,043,777
		37,763,560
Electric — 10.03%
Ameren Illinois 5.625% 3/1/55	3,625,000	3,698,157
American Electric Power
5.80% 3/15/56 μ	1,450,000	1,448,544
6.05% 3/15/56 μ	2,130,000	2,138,320

Appalachian Power 4.50% 8/1/32	730,000	723,419
Black Hills 4.55% 1/31/31	1,245,000	1,245,747
Capital Power US Holdings
144A 5.257% 6/1/28 #	2,055,000	2,094,815
144A 6.189% 6/1/35 #	3,095,000	3,250,123

Commonwealth Edison 5.95% 6/1/55	1,675,000	1,782,790
Constellation Energy Generation 5.75% 3/15/54	1,329,000	1,348,027
Dominion Energy
6.20% 2/15/56 μ	1,085,000	1,093,103
Series A 6.875% 2/1/55 μ	3,195,000	3,345,884
Series B 7.00% 6/1/54 μ	573,000	622,179

Enel Finance International 144A 4.125% 9/30/28 #	1,490,000	1,486,375
Entergy Mississippi 5.80% 4/15/55	3,155,000	3,236,742
Kentucky Utilities 5.85% 8/15/55	3,550,000	3,651,710
Northern States Power 5.65% 5/15/55	3,445,000	3,540,543
NRG Energy
144A 4.734% 10/15/30 #	2,015,000	2,015,622
144A 5.407% 10/15/35 #	1,605,000	1,611,462
Oglethorpe Power
3.75% 8/1/50	5,485,000	3,977,101
4.50% 4/1/47	545,000	461,932
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Oglethorpe Power
5.25% 9/1/50	590,000	$ 550,520

Oklahoma Gas and Electric 5.80% 4/1/55	2,440,000	2,498,885
PSEG Power 144A 5.20% 5/15/30 #	1,370,000	1,406,298
		47,228,298
Energy — 5.67%
Cheniere Energy Partners 144A 5.55% 10/30/35 #	1,650,000	1,686,753
Chevron USA 4.50% 10/15/32	3,090,000	3,116,857
ConocoPhillips 5.55% 3/15/54	2,920,000	2,879,469
Enbridge
4.90% 6/20/30	1,000,000	1,023,177
5.55% 6/20/35	1,570,000	1,620,112
Energy Transfer
6.20% 4/1/55	605,000	609,043
6.25% 4/15/49	1,990,000	2,009,950
6.50% 2/15/56 μ	2,350,000	2,341,288
6.75% 2/15/56 μ	930,000	929,268
EOG Resources
5.00% 7/15/32	3,110,000	3,183,204
5.95% 7/15/55	915,000	958,762
ONEOK
5.70% 11/1/54	1,304,000	1,231,911
6.25% 10/15/55	1,206,000	1,225,546

Targa Resources 5.65% 2/15/36	2,120,000	2,171,822
Woodside Finance 5.70% 5/19/32	1,620,000	1,682,982
		26,670,144
Finance Companies — 5.28%
AerCap Ireland Capital DAC
3.85% 10/29/41	2,065,000	1,698,418
5.00% 11/15/35	2,345,000	2,320,816

Air Lease 4.125% 12/15/26 μ, ψ	2,453,000	2,381,101
Apollo Debt Solutions
144A 5.875% 8/30/30 #	1,110,000	1,130,010
6.70% 7/29/31	683,000	724,178
6.90% 4/13/29	735,000	772,983
Ares Capital
5.10% 1/15/31	2,845,000	2,825,230
5.50% 9/1/30	2,035,000	2,061,012

Ares Strategic Income Fund 144A 5.15% 1/15/31 #	3,055,000	3,019,779
Aviation Capital Group 144A 4.80% 10/24/30 #	1,215,000	1,214,407
Avolon Holdings Funding 144A 5.375% 5/30/30 #	1,530,000	1,570,085
Blackstone Private Credit Fund
5.05% 9/10/30	1,230,000	1,216,051
NQ- IV092 [0925] 1125 (4967888)    3

Schedule of investments
Macquarie VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Blackstone Private Credit Fund
5.60% 11/22/29	1,160,000	$ 1,180,948

Blackstone Secured Lending Fund 5.30% 6/30/30	1,545,000	1,556,455
Blue Owl Credit Income 6.60% 9/15/29	1,115,000	1,162,819
		24,834,292
Industrials — 1.01%
Quanta Services 4.30% 8/9/28	4,725,000	4,749,044
		4,749,044
Insurance — 7.58%
Athene Global Funding 144A 5.543% 8/22/35 #	940,000	953,062
Athene Holding
6.625% 5/19/55	970,000	1,039,009
6.875% 6/28/55 μ	935,000	958,768

Chubb INA Holdings 4.90% 8/15/35	1,460,000	1,469,238
Elevance Health 5.70% 9/15/55	3,310,000	3,283,053
Equitable America Global Funding 144A 4.70% 9/15/32 #	2,140,000	2,130,687
Fortitude Global Funding 144A 4.625% 10/6/28 #	2,895,000	2,898,382
Guardian Life Global Funding 144A 4.673% 9/5/32 #	1,705,000	1,713,784
Henneman Trust 144A 6.58% 5/15/55 #	2,670,000	2,851,030
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,590,000	1,631,613
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	3,710,000	3,808,199
Pine Street Trust III 144A 6.223% 5/15/54 #	1,366,000	1,409,140
Pricoa Global Funding I 144A 4.75% 8/26/32 #	2,085,000	2,108,295
Principal Life Global Funding II 144A 4.25% 8/18/28 #	1,350,000	1,353,826
Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ	3,015,000	3,071,610
Travelers 5.05% 7/24/35	675,000	687,374
Western-Southern Global Funding 144A 4.90% 5/1/30 #	2,295,000	2,346,628
Wynnton Funding Trust II 144A 5.991% 8/15/55 #	1,915,000	1,967,027
		35,680,725
Natural Gas — 0.26%
NiSource 5.85% 4/1/55	1,190,000	1,208,191
		1,208,191
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts — 2.85%
AvalonBay Communities 5.00% 8/1/35	2,325,000	$ 2,344,961
Brixmor Operating Partnership 5.20% 4/1/32	1,545,000	1,586,221
Extra Space Storage 5.40% 6/15/35	3,080,000	3,148,605
Lineage OP 144A 5.25% 7/15/30 #	2,105,000	2,134,734
Simon Property Group
4.375% 10/1/30	1,815,000	1,819,991
5.125% 10/1/35	2,365,000	2,393,701
		13,428,213
Technology — 6.24%
Broadcom 4.20% 10/15/30	1,660,000	1,657,590
CDW 3.276% 12/1/28	2,715,000	2,624,692
CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,226,434
Foundry JV Holdco 144A 6.10% 1/25/36 #	2,900,000	3,084,460
Leidos
5.40% 3/15/32	1,825,000	1,896,762
5.50% 3/15/35	2,370,000	2,457,051

NXP 4.30% 8/19/28	2,350,000	2,353,901
Oracle
4.70% 9/27/34	800,000	781,599
5.20% 9/26/35	2,155,000	2,167,687
5.875% 9/26/45	1,390,000	1,394,577
5.95% 9/26/55	1,735,000	1,730,865
6.00% 8/3/55	1,045,000	1,049,804
Roper Technologies
4.25% 9/15/28	1,360,000	1,366,696
4.45% 9/15/30	1,425,000	1,431,397

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	1,030,019
Verisk Analytics 4.50% 8/15/30	2,085,000	2,092,166
		29,345,700
Transportation — 0.74%
Union Pacific
5.10% 2/20/35	1,580,000	1,625,371
5.60% 12/1/54	1,820,000	1,849,911
		3,475,282
Total Corporate Bonds (cost $444,918,392)		452,112,007

Non-Agency Asset-Backed Securities — 1.29%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	5,900,000	6,081,268
Total Non-Agency Asset-Backed Securities (cost $5,897,975)		6,081,268

4    NQ- IV092 [0925] 1125 (4967888)

	Number of shares	Value (US $)
Common Stock — 0.01%♣
Financials — 0.01%
MNSN Holdings =, †	1,168	$ 57,670
Total Common Stock (cost $8,760)		57,670

Preferred Stock — 0.15%♣
Financials — 0.15%
SVB Financial Trust 11/7/29 †	1,331	725,395
Total Preferred Stock (cost $674,476)		725,395

Short-Term Investments — 3.95%
Money Market Mutual Funds — 3.95%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	4,643,890	4,643,890
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	4,643,890	4,643,890
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	4,643,890	4,643,890
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	4,643,889	4,643,889
Total Short-Term Investments (cost $18,575,559)		18,575,559

Total Value of Securities—101.98% (cost $472,455,173)		479,938,452
Liabilities Net of Receivables and Other Assets—(1.98%)★		(9,310,147)
Net Assets Applicable to 100,754,270 Shares Outstanding—100.00%		$470,628,305
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $110,257,983, which represents 23.43% of the Series’ net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $792,986 cash collateral held at broker for futures contracts as of September 30, 2025.
NQ- IV092 [0925] 1125 (4967888)    5

Schedule of investments
Macquarie VIP Corporate Bond Series
 The following futures contracts were outstanding at September 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(157)	US Treasury 5 yr Notes	$(17,143,664)	$(17,156,745)	12/31/25	$13,081	$—	$(2,773)
239	US Treasury 10 yr Notes	26,887,500	26,924,056	12/19/25	—	(36,556)	(3,079)
(547)	US Treasury 10 yr Ultra Notes	(62,947,737)	(62,819,442)	12/19/25	—	(128,295)	33,625
89	US Treasury Long Bonds	10,376,844	10,378,637	12/19/25	—	(1,793)	(22,250)
109	US Treasury Ultra Bonds	13,086,813	12,971,797	12/19/25	115,016	—	(57,375)
Total Futures Contracts			$(29,701,697)		$128,097	$(166,644)	$(51,852)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GE – General Electric
GNMA – Government National Mortgage Association
SOFR – Secured Overnight Financing Rate
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

6    NQ- IV092 [0925] 1125 (4967888)